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[Janus letterhead]


October 28, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  JANUS ADVISER SERIES (the "Registrant")
     1933 Act File No. 333-33978
     1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find a definitive proxy statement and a form of proxy card relating to a special meeting of shareholders to be held on November 22, 2005.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 394-6459 with any questions or comments.

Very truly yours,

/s/Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton
Associate Counsel

Enc.

cc:  Cindy Antonson
     Donna Brungardt
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Richard C. Noyes, Esq.